Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Intangible Assets
Schedule of cost and accumulated amortization of currently marketed products

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2015	Additions	differences	31/12/2016
Cost of currently marketed products - Gamunex	1,102,232	—	36,180	1,138,412
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(168,397)	(36,062)	(7,412)	(211,871)
Accumulated amortisation of currently marketed products - Progenika	(6,738)	(2,379)	—	(9,117)

Carrying amount of currently marketed products	950,889	(38,441)	28,768	941,216

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2016	Additions	differences	31/12/2017
Cost of currently marketed products - Gamunex	1,138,412	—	(137,828)	1,000,584
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(211,871)	(35,837)	28,136	(219,572)
Accumulated amortisation of currently marketed products - Progenika	(9,117)	(2,379)	—	(11,496)

Carrying amount of currently marketed products	941,216	(38,216)	(109,692)	793,308